[Peoples Benefit Life Insurance Company Letterhead]

September 15, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Peoples Benefit Life Insurance Company Separate Account V

File No.811-06564, CIK 0000884067

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AllianceBernstein Variable Products Series Fund, Inc., Calvert Variable Series, Inc., Credit Suisse Trust, DFA Investment Dimensions Group, Inc., Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Gartmore Variable Insurance Trust, Advisors VIT, Seligman Portfolios, Inc., SteinRoe Variable Investment Trust, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., Vanguard Variable Insurance Fund, Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	On August 19, 2005 AEGON/Transamerica Series Trust, (CIK: 778207) filed its semi annual report with the Commission via EDGAR.

•	On August 29, 2005 AllianceBernstein Variable Products Series Fund, Inc. (CIK: 825316) filed its semi annual report with the Commission via EDGAR.

•	On September 8, 2005 Calvert Variable Series, Inc. (CIK: 708950) filed its semi annual report with the Commission via EDGAR.

•	On September 1, 2005 Credit Suisse Trust (CIK: 941568) filed its semi annual report with the Commission via EDGAR.

•	On August 5, 2005 DFA Investment Dimensions Group, Inc. (CIK: 355437) filed its semi annual report with the Commission via EDGAR.

•	On August 18, 2005 Dreyfus Investment Portfolios (CIK: 1056707) filed its semi annual report with the Commission via EDGAR.

Securities and Exchange Commission

September 15, 2005

•	On August 17, 2005 Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed its semi annual report with the Commission via EDGAR.

•	On August 10, 2005 Dreyfus Variable Investment Fund (CIK: 813383) filed its semi annual report with the Commission via EDGAR.

•	On August 25, 2005 Federated Insurance Series (CIK: 912577) filed its semi annual report with the Commission via EDGAR.

•	On September 8, 2005 Gartmore Variable Insurance Trust (CIK: 353905) filed its semi annual report with the Commission via EDGAR.

•	On September 7, 2005 PIMCO Advisors VIT (CIK: 923185) filed its semi annual report with the Commission via EDGAR.

•	On September 6, 2005 Seligman Portfolios, Inc. (CIK: 817841) filed its semi annual report with the Commission via EDGAR.

•	On September 7, 2005 SteinRoe Variable Investment Trust (CIK: 815425) filed its semi annual report with the Commission via EDGAR.

•	On August 26, 2005 T. Rowe Price International Series, Inc. (CIK: 918292) filed its semi annual report with the Commission via EDGAR.

•	On August 26 and 29, 2005 T. Rowe Price Equity Series, Inc. (CIK: 918294) filed its semi annual report with the Commission via EDGAR

•	On August 31, 2005 Vanguard Variable Insurance Fund (CIK: 857490) filed its semi annual report with the Commission via EDGAR.

•	On August 25th, 2005 Variable Insurance Products Fund (CIK: 356494; 831016; and 927384) filed its semi annual report with the Commission via EDGAR.

•	On September 7, 2005 Wanger Advisors Trust (CIK: 929521) filed its semi annual report with the Commission via EDGAR.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group